PRINCIPAL ACCOUNTING POLICIES - Acquisitions (Details) € in Millions, ¥ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2020 CNY (¥)	Apr. 30, 2020 EUR (€)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Others
Business combination disclosures
Purchase consideration				¥ 8.0	¥ 1.8	¥ 0.0
Purchase price allocation
Identifiable intangible assets				¥ 10.0	¥ 0.5	¥ 0.0
Online travel agency
Business combination disclosures
Purchase consideration		€ 100	¥ 772.0
Previously held interest (as a percent)			100.00%
Purchase price allocation
Fair value of the supplier relationship			¥ 28.0
Identifiable intangible assets			72.0
Deferred tax liabilities			16.0
Goodwill			1,000.0
Cash and cash equivalents			41.0
Net assets acquired/(net liability assumed)			¥ (304.0)
Amortization period		10 years	10 years
Online payment agency
Business combination disclosures
Purchase consideration	¥ 423.0
Previously held interest (as a percent)	100.00%
Purchase price allocation
Identifiable intangible assets	¥ 324.0
Deferred tax liabilities	81.0
Goodwill	119.0
Cash and cash equivalents	113.0
Net assets acquired/(net liability assumed)	¥ 61.0